Trade Accounts Receivable (Details)		9 Months Ended
	Sep. 23, 2024	Sep. 30, 2024	Sep. 30, 2023
Trade accounts receivable [Line Items]
Percentage of outstanding receivable	5.00%	0.47%	1.80%